Expected credit loss measurement - Financial assets subject to credit risk by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	$ 1,052,521	$ 768,640
Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,050,326	766,407
Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	223,329	171,806
Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18,111	28,206
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	118,302	74,128
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43,959	32,300
Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	587,347	405,633
Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	59,279	54,334
Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,195	2,233
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,024,746	748,015
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,022,550	745,782
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	223,201	171,788
Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	17,912	28,191
Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	118,302	74,128
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43,959	32,300
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	560,531	385,493
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	58,645	53,882
Lifetime expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	23,074	18,475
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	23,074	18,475
Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	128	18
Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	198	14
Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	22,309	18,131
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	439	312
Lifetime expected credit losses | Stage 3 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	4,701	2,150
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	4,701	2,150
Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	4,506	2,009
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	194	141
Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,055,715	769,696
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,053,520	767,462
Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	223,514	171,832
Gross carrying amount | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18,153	28,213
Gross carrying amount | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	118,303	74,130
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43,959	32,300
Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	590,177	406,568
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	59,413	54,421
Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,195	2,233
Gross carrying amount | 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	330,147	250,024
Gross carrying amount | 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	328,754	248,802
Gross carrying amount | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	222,734	171,573
Gross carrying amount | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	156	811
Gross carrying amount | 0-1 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	67,467	36,689
Gross carrying amount | 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	10,166	8,009
Gross carrying amount | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,921	5,993
Gross carrying amount | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	26,310	25,727
Gross carrying amount | 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,393	1,222
Gross carrying amount | 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	338,625	273,131
Gross carrying amount | 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	337,923	272,281
Gross carrying amount | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	442	215
Gross carrying amount | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	14,528	25,095
Gross carrying amount | 2-3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	17,033	15,958
Gross carrying amount | 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	19,998	13,575
Gross carrying amount | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	264,783	196,897
Gross carrying amount | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	21,139	20,541
Gross carrying amount | 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	702	850
Gross carrying amount | 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	190,587	97,400
Gross carrying amount | 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	190,587	97,400
Gross carrying amount | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	24	0
Gross carrying amount | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,331	1,359
Gross carrying amount | 4-5 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,361	6,073
Gross carrying amount | 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	7,794	6,423
Gross carrying amount | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	171,138	82,867
Gross carrying amount | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,939	678
Gross carrying amount | 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	147,801	115,547
Gross carrying amount | 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	147,701	115,386
Gross carrying amount | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	799	463
Gross carrying amount | 6-8 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	26,097	14,319
Gross carrying amount | 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,893	4,095
Gross carrying amount | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	107,851	89,738
Gross carrying amount | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	7,060	6,770
Gross carrying amount | 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	101	161
Gross carrying amount | 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	41,601	30,802
Gross carrying amount | 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	41,601	30,802
Gross carrying amount | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	313	43
Gross carrying amount | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	338	485
Gross carrying amount | 9-13 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,345	1,091
Gross carrying amount | 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	109	198
Gross carrying amount | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	37,827	28,486
Gross carrying amount | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,669	499
Gross carrying amount | 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,953	2,792
Gross carrying amount | Credit-impaired (defaulted) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,953	2,792
Gross carrying amount | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,656	2,586
Gross carrying amount | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	296	206
Gross carrying amount | Credit-impaired (defaulted) | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	223,201	171,788
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	17,913	28,198
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	118,303	74,130
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43,959	32,300
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	560,807	385,666
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	58,670	53,897
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	222,734	171,573
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	156	811
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	67,467	36,689
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	10,166	8,009
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,921	5,993
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	26,310	25,727
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	442	215
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	14,496	25,095
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	17,033	15,958
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	19,998	13,575
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	263,009	195,590
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	21,108	20,539
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	24	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,253	1,354
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,361	6,073
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	7,794	6,423
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	167,732	80,534
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,912	659
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	780	462
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	26,097	14,319
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,893	4,095
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	99,328	82,633
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,921	6,619
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	228	476
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,345	1,091
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	109	198
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	28,818	20,916
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,419	353
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	313	43
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	203	15
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	22,632	18,316
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	447	317
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	32	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,762	1,307
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30	2
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	78	5
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	3,400	2,333
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	27	19
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18	1
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	8,493	7,106
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	139	151
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	313	43
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	75	9
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	8,976	7,570
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	250	146
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	37	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,737	2,586
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	297	206
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	12	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	35	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	33	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,656	2,586
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	296	206
Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(3,195)	(1,057)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(3,195)	(1,057)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(186)	(26)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(42)	(7)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2,830)	(935)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(135)	(87)
Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(304)	(197)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(304)	(197)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(276)	(173)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(25)	(16)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(521)	(217)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(521)	(217)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(186)	(26)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(5)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(323)	(185)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(7)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2,369)	(643)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2,369)	(643)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(36)	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2,230)	(577)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	$ (103)	$ (66)